Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2019	2020
	RMB	RMB
Cost:
Buildings	6,689,846	11,381,720
Furniture, fixtures and equipment	3,137,031	3,155,216
Leasehold improvements	840,895	1,296,018
Motor vehicles	382,218	33,420
Software	69,898	128,211
Construction in progress	3,712,357	1,823,883
Sub-total	14,832,245	17,818,468
Less: Accumulated depreciation	(3,092,864)	(3,766,044)
Less: Accumulated impairment	(482,571)	(467,965)

Property and equipment, net	11,256,810	13,584,459